UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices)        (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2013

Date of reporting period: December 31, 2013

CGM

Mutual Fund

84th Annual Report

December 31, 2013

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund increased 8.1% during the fourth quarter of 2013 compared to the Standard and Poor’s 500 Index which grew 10.5% and the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which declined -0.2% over the same period. For the twelve months ended December 31, 2013, CGM Mutual Fund increased 21.0%, the S&P 500 Index returned 32.4% and the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index fell -2.3%.

The Year in Review and Economic Outlook

The economy continued to gain traction in 2013 though the recovery was choppy, uneven, and from time to time, seemed almost to stall. The housing market rebounded in many parts of the country and unemployment numbers declined, lifting consumer confidence and, as the year drew to a close, reassuring the Federal Reserve Board and also the equity markets, which closed the year in record territory.

The new year 2013 dawned with Congressional action in January raising taxes for some, but preserving the “Bush tax cuts” for those earning less than $400,000 annually. The higher tax rate for wealthier Americans went largely unnoticed as single family housing starts and sales of existing homes took off in the first two months of the year and more than a quarter of a million new jobs were added to the economy in February lowering the unemployment rate to 7.7%. The consumer, however, was not impressed: the Conference Board’s Consumer Confidence Index dropped from 65.1 in December of 2012 to 58.6 in January 2013 with a bounce back to 69.6 in February and a drop again to 59.7 in March. Restoration of the payroll tax in January and the advent of “sequestration” cuts in Federal government spending in March may well have influenced sentiment.

The second quarter of the year opened on a down note with the release of disappointing March employment numbers and the Institute of Supply Management’s (ISM) nonmanufacturing index which fell to 54.4 in March, a seven month low. The jobs report, however, was better in April reducing the unemployment rate to 7.5% and the May jobs report was stronger still. The consumer took note and the Conference Board’s Consumer Confidence Index jumped to 69 in April, to 74.3 in May and up again to 81.4 in June. The Fed was harder to convince and held fast to its “quantitative easing” bond buying policy. Nonetheless, longer term interest rates began to move in May with the yield on the 10-year Treasury bond rising from 1.63% in early May to 2.13% at the end of the month. In mid-June, the Fed intimated that it might “taper” bond purchases should the recovery remain on track and the yield on the 10-year Treasury bond jumped to 2.61% on June 25, an increase of nearly one full percent in just one month.

Strong new home sales in June were reported early in the third quarter, up 6.8% from July of 2012, although these sales figures were still somewhat less than healthy from a historical perspective. July new home sales, however, were abysmal, down 13.4% from the prior month while auto sales soared 14% year-over-year and a decrease in jobless claims pushed the July unemployment rate down to 7.4%. Housing sales rebounded in August and U.S. manufacturing ended the quarter on a strong note with the ISM’s Purchasing Manager’s Index closing out September at 56.2, its fourth straight monthly gain and highest mark since April of 2011.

Consumer confidence, as measured by the Conference Board’s index, which had remained in the 80-81.5 range over the third quarter plunged to 72.4 in October, probably at least in part as a result of the 16-day partial Federal government shutdown and debt ceiling squabbling. On October 9, President Obama nominated Janet Yellen to replace Ben Bernanke at the helm of the Federal Reserve Board in January. Like her predecessor, Ms. Yellen is a proponent of easy monetary policy and seems unlikely to pursue a higher interest rate policy in the near future. New jobs were added at a rate of 204,000 in October and 203,000 the next month pushing the unemployment rate down to 7.0% in November. Inflation, as measured by the Consumer Price Index was muted coming in at 1.2% (annualized) in November. Consumer confidence declined again in November, though only slightly, to 72. The Fed met on December 17 and 18 and announced it would begin to scale back its $85 billion bond buying program by $10 billion per month in January 2014 with further reductions in store if the economy improves and the jobless rate further declines. The announcement underscored the Fed’s conviction the recovery is sustainable and sent major stock indices to new highs at year end while the Consumer Confidence Index rebounded to 78.1 for December.

The yield on the 10-year U.S. Treasury bond began the year at 1.76% and closed 2013 at 3.03%, which is still historically low, especially compared to the S&P 500 Index’s 6.5% estimated 2014 earnings yield. We believe the U.S. equity market offers better value than the bond market and will continue to do so in 2014.

1

Portfolio Strategy

CGM Mutual Fund was positioned in a way designed to benefit from growth in the United States economy during 2013. The largest industry concentrations were in money center banks and homebuilding companies. The Fund also owned a number of economically sensitive companies which we believed to have favorable prospects. The banking stocks contributed significantly to the Fund’s performance as did positions in the personal care (consumer products), containerboard (packaging) and airline industries.

Homebuilding stocks held by the Fund were significant underperformers during the year. The homebuilding companies we owned reported strong earnings growth, but price appreciation in these stocks was limited as, among other factors, investors remained skittish fearing the negative impact of rising mortgage rates as well as affordability constraints in the face of increasing home prices.

Investments in the automobile and semiconductor (peripheral) industries also negatively affected the Fund’s performance.

The fixed income component of the portfolio fluctuated between 23% and 27% of total Fund assets during 2013 and was invested exclusively in short term treasury notes in anticipation of rising interest rates.

On December 31, 2013, CGM Mutual Fund’s three largest industry positions in the equity portion of the portfolio were in housing and building materials, money center banks and leisure. The three largest equity holdings were Morgan Stanley (money center bank), Nu Skin Enterprises, Inc. (consumer products) and D.R. Horton, Inc. (housing and building materials). The Fund was 26.9% invested in short term treasury notes.

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2014

2

Comparisons of the change in value of a $10,000 investment in CGM Mutual Fund, the S&P 500 Index, and the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index

(assuming reinvestment of dividends and capital gains)

$30,000
25,000
20,000
15,000
10,000
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
$21,035
$20,423
$15,656

Average Annual Total Returns through 12/31/13

	1 Year	5 Year	10 Year
CGM Mutual Fund	21.0%	9.5%	7.7%
S&P 500 Index	32.4%	17.9%	7.4%
BOA Merrill Lynch U.S. Corp Govt & Mortgage Bond Index	-2.3%	4.3%	4.6%

Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM MUTUAL FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner was at Loomis, Sayles & Company where he managed the Fund, then known as Loomis Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Realty Fund and CGM Focus Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2013

	CGM Mutual Fund
10 Years	+	110.3%
5 Years	+	57.7
1 Year	+	21.0
3 Months	+	8.1

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund’s average daily net assets. Otherwise, the Fund’s cumulative total return and the average annual total return for the ten year period would have been lower.

3

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2013

COMMON STOCKS
Industry	Percent of Net Assets
Housing and Building Materials	17.5%
Banks - Money Center	11.0
Leisure	6.4
Consumer Products	6.1
Peripherals	5.4
Textile and Apparel	5.0
Auto and Related	5.0
Home Products	3.3
Services	3.1
Retail	3.0
Business Services	2.1
Airlines	2.1
Consumer Cyclicals	1.7
Packaging	0.6
BONDS
Industry
United States Treasury	26.9

SCHEDULE OF INVESTMENTS as of December 31, 2013

COMMON STOCKS — 72.3% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines – 2.1%
American Airlines Group Inc. (b)	100,000	$ 2,525,000
United Continental Holdings, Inc. (b)	200,000	7,566,000
		10,091,000
Auto and Related – 5.0%
Delphi Automotive PLC	270,000	16,235,100
Harman International Industries, Incorporated	90,000	7,366,500
		23,601,600

Banks - Money Center – 11.0%
Morgan Stanley	1,670,000	52,371,200

Business Services – 2.1%
IntercontinentalExchange Group, Inc.	45,000	10,121,400

Consumer Cyclicals – 1.7%
Jarden Corporation (b)	135,000	8,282,250

Consumer Products – 6.1%
Nu Skin Enterprises, Inc.	210,000	29,026,200

Home Products – 3.3%
Whirlpool Corporation	100,000	15,686,000

See accompanying notes to financial statements.

4

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of December 31, 2013 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)
Housing and Building Materials – 17.5%
D.R. Horton, Inc. (b)	1,260,000	$ 28,123,200
Lennar Corporation	700,000	27,692,000
Toll Brothers, Inc. (b)	750,000	27,750,000
		83,565,200

Leisure – 6.4%
Las Vegas Sands Corp.	85,000	6,703,950
Polaris Industries Inc.	165,000	24,030,600
		30,734,550

Packaging – 0.6%
Rock-Tenn Company	25,000	2,625,250

Peripherals – 5.4%
Seagate Technology Public Limited Company	100,000	5,616,000
Western Digital Corporation	240,000	20,136,000
		25,752,000

Retail – 3.0%
Tiffany & Co.	155,000	14,380,900

Services – 3.1%
Ameriprise Financial, Inc.	130,000	14,956,500

Textile and Apparel – 5.0%
V.F. Corporation	380,000	23,689,200

TOTAL COMMON STOCKS (Identified cost $287,628,192)		344,883,250

BONDS – 26.9% OF TOTAL NET ASSETS	Face Amount
United States Treasury - 26.9%
United States Treasury Notes, 0.250%, 10/31/2014	$ 35,500,000	35,530,494
United States Treasury Notes, 0.250%, 11/30/2014	44,500,000	44,539,961
United States Treasury Notes, 0.250%, 03/31/2015	27,500,000	27,515,043
United States Treasury Notes, 0.250%, 11/30/2015	10,000,000	9,980,080
United States Treasury Notes, 0.375%, 08/31/2015	11,000,000	11,016,753
TOTAL BONDS (Identified cost $128,493,513)		128,582,331

SHORT-TERM INVESTMENT — 2.4% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.00% to be repurchased at $11,505,000 on 01/02/2014 collateralized by $12,010,000 US Treasury Bond, 3.75% due 11/15/2043
valued at $11,739,775 including interest. (Cost $11,505,000)	11,505,000	11,505,000
TOTAL INVESTMENTS — 101.6% (Identified cost $427,626,705)		484,970,581
Cash and receivables		7,807,894
Liabilities		(15,590,657)
TOTAL NET ASSETS — 100.0%		$ 477,187,818

(a)	See Note 2A.
(b)	Non-income producing security.

See accompanying notes to financial statements.

5

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

Assets
Investments at value (Identified cost $427,626,705)		$484,970,581
Cash		3,769
Receivable for:
Securities sold	$7,610,437
Shares of the Fund sold	35,829
Dividends and interest	157,859	7,804,125
Total assets		492,778,475
Liabilities
Payable for:
Securities purchased	12,523,983
Shares of the Fund redeemed	391,562
Distributions declared	2,133,203	15,048,748
Accrued expenses:
Management fees	358,318
Trustees’ fees	17,628
Accounting, administration and compliance expenses	18,991
Transfer agent fees	77,447
Other expenses	69,525	541,909
Total liabilities		15,590,657
Net Assets		$477,187,818

Net assets consist of:
Capital paid-in		$419,879,765
Accumulated net realized losses on investments		(35,823)
Net unrealized appreciation on investments		57,343,876
Net Assets		$477,187,818

Shares of beneficial interest outstanding, no par value		14,837,241

Net asset value per share*		$32.16

*   Shares of the Fund are sold and redeemed at net asset value ($477,187,818/14,837,241).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2013

Investment Income
Income:
Dividends (net of withholding tax $24,000)	$ 3,522,160
Interest	295,698
3,817,858

Expenses:
Management fees	4,183,080
Trustees’ fees	70,190
Accounting, administration and compliance expenses	227,890
Custodian fees and expenses	91,503
Transfer agent fees	404,280
Audit and tax services	45,925
Legal	41,945
Printing	65,910
Registration fees	28,064
Miscellaneous expenses	4,962
5,163,749
Net investment loss	(1,345,891)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	59,922,061
Net change in unrealized appreciation on investments	29,594,735
Net realized and unrealized gains on investments	89,516,796

Change in Net Assets from Operations	$88,170,905

See accompanying notes to financial statements.

6

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2013	2012
From Operations
Net investment income (loss)	$ (1,345,891)	$ 1,554,572
Net realized gains on investments	59,922,061	49,115,642
Net change in unrealized appreciation on investments	29,594,735	19,091,591
Change in net assets from operations	88,170,905	69,761,805

From Distributions to Shareholders
Net investment income	–	(1,555,339)
Net short-term realized capital gains on investments	(22,542,416)	–
Net long-term realized capital gains on investments	(8,509,204)	–
	(31,051,620)	(1,555,339)

From Capital Share Transactions
Proceeds from sale of shares	4,349,858	5,048,348
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	–	1,378,537
Distributions from net short-term realized capital gains on investments	20,983,671	–
Distributions from net long-term realized capital gains on investments	7,925,249	–
	33,258,778	6,426,885
Cost of shares redeemed	(53,868,949)	(67,985,521)
Change in net assets derived from capital share transactions	(20,610,171)	(61,558,636)
Total change in net assets	36,509,114	6,647,830

Net Assets
Beginning of period	440,678,704	434,030,874
End of period	$ 477,187,818	$ 440,678,704

Number of Shares of the Fund:
Issued from sale of shares	138,666	185,162
Issued in connection with reinvestment of:
Dividends from net investment income	–	48,827
Distributions from net short-term realized capital gains on investments	652,445	–
Distributions from net long-term realized capital gains on investments	246,432	–
	1,037,543	233,989
Redeemed	(1,706,675)	(2,501,672)
Net change	(669,132)	(2,267,683)

See accompanying notes to financial statements.

7

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2013	2012	2011	2010	2009
For a share of the Fund outstanding
throughout each period:
Net asset value at beginning of period	$ 28.42	$ 24.42	$ 29.46	$ 25.64	$ 22.56
Net investment income (loss) (a)	(0.09)	0.09	0.05	0.25	0.45
Net realized and unrealized gains (losses) on
investments and foreign currency transactions	6.06	4.01	(5.04)	3.82	3.08
Total from investment operations	5.97	4.10	(4.99)	4.07	3.53

Dividends from net investment income	–	(0.10)	(0.05)	(0.25)	(0.45)
Distribution from net short-term realized gains	(1.62)	–	–	–	–
Distribution from net long-term realized gains	(0.61)	–	–	–	–
Total distributions	(2.23)	(0.10)	(0.05)	(0.25)	(0.45)

Net increase (decrease) in net asset value	3.74	4.00	(5.04)	3.82	3.08
Net asset value at end of period	$ 32.16	$ 28.42	$ 24.42	$ 29.46	$ 25.64

Total return (%)	21.0	16.8	(16.9)	16.0	15.9

Ratios:
Operating expenses to average net assets (%)	1.11	1.12	1.09	1.08	1.09
Net investment income (loss) to average
net assets (%)	(0.29)	0.35	0.17	0.96	1.97
Portfolio turnover (%)	374	325	404	342	417
Net assets at end of period (in thousands) ($)	477,188	440,679	434,031	593,391	549,253

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.

8

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2013

1.      Organization — CGM Mutual Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

2.      Significant accounting policies — Management has evaluated the events and transactions from December 31, 2013 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Common Stocks*	$ 344,883,250	$ —	$ —

Debt Securities
United States Treasury Notes	—	128,582,331	—
Repurchase Agreement	—	11,505,000	—
Total	$ 344,883,250	$140,087,331	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized
Ordinary	Long-term	Appreciation/
Income	Capital Gains	(Depreciation)
$ —	$ —	$57,308,053

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2013 was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Identified Cost	Appreciation	Depreciation	Appreciation
$427,662,528	$57,348,344	$(40,291)	$57,308,053

For the year ended December 31, 2013, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss	Capital Loss	Remaining
	Carryovers	Carryovers	Capital Loss	Expires
	Utilized	Expired	Carryovers	December 31,
	$ 2,685,227	$ —	$ —	2016
	24,782,962	—	—	2017
Total	$27,468,189	$ —	$ —

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2013 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2013 and 2012 were as follows:

	Ordinary	Long-term
Year	Income	Capital Gains	Total
2013	$22,542,416	$8,509,204	$31,051,620
2012	$ 1,555,339	$ —	$ 1,555,339

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

G.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2013, the Fund had an investment in a repurchase agreement with a gross value of $11,505,000 on the Statement of Assets and Liabilities which was not offset. The value of the related collateral consisting of cash and/or securities of $11,739,775 exceeded the value of the repurchase agreement at December 31, 2013 by $234,775.

H.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.	Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

4.        Purchases and sales of securities — For the period ended December 31, 2013, purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $1,657,667,786 and $1,721,219,234, respectively. For long-term government obligations, there were $57,001,777 of purchases and $34,032,832 of sales.

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Fees and expenses

A.

Management fees — During the period ended December 31, 2013, the Fund incurred management fees of $4,183,080, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $227,890 for the period ended December 31, 2013, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $179,250 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2013, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.        Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

14

CGM MUTUAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the “Fund”) at December 31, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2014

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2013 are available without charge, upon request by calling
800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds website, www.cgmfunds.com, and the SEC’s website,
www.sec.gov or by calling 800-345-4048.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2013

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund’s distributions to shareholders included $22,542,416 from short-term capital gains.

For taxable non-corporate shareholders, 10.0% of the 2013 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.

For corporate shareholders, 10.7% of the 2013 ordinary dividend qualifies for the dividends-received deduction.

16

CGM MUTUAL FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2013 to December 31, 2013.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/13	12/31/13	07/01/13 – 12/31/13
Actual	$1,000.00	$1,113.90	$5.92
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.60	$5.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

17

CGM MUTUAL FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s relationship with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 73		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM;	3
age 81		Non-voting Owner, Kenbob, Inc.
		(general partner of CGM)

Leslie A. Lake*	Trustee since 2013	Employee – Office Administrator, CGM;	3
age 68		Vice President and Secretary of the Fund
		(since 1992)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 73		Secrest & Emery LLP (law firm); formerly
		Executive Vice President and Chief
		Operating Officer, The Glenmede Trust
		Company (from 1990 to 1993); formerly
		Senior Vice President, J.P. Morgan Chase
		Bank (from 1981 to 1990); formerly Trustee, TT
		International U.S.A. Master and Feeder
		Trusts (four mutual funds) from 2000 to 2005

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 64		LLC (since 2003); formerly Vice President
		and Chief Operating Officer, Fixed Income
		Management, Loomis, Sayles & Company, L.P.
		(from 1999 to 2002); formerly Director, Loomis,
		Sayles & Company, L.P. (from 1999 to 2002)

18

CGM MUTUAL FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief Investment	3
age 65		Officer (since 2008), Director (since 2006),
		Managing Partner (2006 to 2008), Stratton
		Management Company (investment
		management); formerly Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 67

Officers
G. Kenneth Heebner*	Vice President since	Co-founder and Employee, CGM;	3
age 73	1990	Controlling owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since 1990	Co-founder and Employee, CGM;	3
age 81		Non-voting owner, Kenbob, Inc.
		(general partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 44	Officer since 2004
address:
38 Newbury Street 8th floor
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President since	Employee – Investor Services Division,	3
age 53	1992 and Anti-	CGM
address:	Money Laundering
38 Newbury Street 8th floor	Compliance Officer
Boston, Massachusetts	since 2002
02116

Jem A. Hudgins*	Treasurer since 2004	Employee – CGM	3
age 50

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 68	Secretary since 1992

Martha I. Maguire*	Vice President since	Employee – Funds Marketing, CGM	3
age 58	1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 34	President since 2011

Tony Figueiredo*	Vice President since	Employee – Investor Services Division,	3
age 53	2013	CGM
address:
38 Newbury Street 8th floor
Boston, Massachusetts
02116

Kevin Ure*	Vice President since	Employee – Accounts Admin,	3
age 42	2013	Operations, CGM

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the

Fund and is not authorized for distribution to current or

prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR13

Printed in U.S.A.

CGM

Realty Fund

20th Annual Report

December 31, 2013

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund increased 6.2% during the fourth quarter of 2013 compared to the Standard and Poor’s 500 Index which grew 10.5% and the FTSE NAREIT Equity REITs Index which returned -0.7% over the same period. For the twelve months ended December 31, 2013, CGM Realty Fund increased 9.9%, the S&P 500 Index grew 32.4% and the FTSE NAREIT Equity REITs Index returned 2.5%.

The Year in Review and Economic Outlook

The economy continued to gain traction in 2013 though the recovery was choppy, uneven, and from time to time, seemed almost to stall. The housing market rebounded in many parts of the country and unemployment numbers declined, lifting consumer confidence and, as the year drew to a close, reassuring the Federal Reserve Board and also the equity markets, which closed the year in record territory.

The new year 2013 dawned with Congressional action in January raising taxes for some, but preserving the “Bush tax cuts” for those earning less than $400,000 annually. The higher tax rate for wealthier Americans went largely unnoticed as single family housing starts and sales of existing homes took off in the first two months of the year and more than a quarter of a million new jobs were added to the economy in February lowering the unemployment rate to 7.7%. The consumer, however, was not impressed: the Conference Board’s Consumer Confidence Index dropped from 65.1 in December of 2012 to 58.6 in January 2013 with a bounce back to 69.6 in February and a drop again to 59.7 in March. Restoration of the payroll tax in January and the advent of “sequestration” cuts in Federal government spending in March may well have influenced sentiment.

The second quarter of the year opened on a down note with the release of disappointing March employment numbers and the Institute of Supply Management’s (ISM) nonmanufacturing index which fell to 54.4 in March, a seven month low. The jobs report, however, was better in April reducing the unemployment rate to 7.5% and the May jobs report was stronger still. The consumer took note and the Conference Board’s Consumer Confidence Index jumped to 69 in April, to 74.3 in May and up again to 81.4 in June. The Fed was harder to convince and held fast to its “quantitative easing” bond buying policy. Nonetheless, longer term interest rates began to move in May with the yield on the 10-year Treasury bond rising from 1.63% in early May to 2.13% at the end of the month. In mid-June, the Fed intimated that it might “taper” bond purchases should the recovery remain on track and the yield on the 10-year Treasury bond jumped to 2.61% on June 25, an increase of nearly one full percent in just one month.

Strong new home sales in June were reported early in the third quarter, up 6.8% from July of 2012, although these sales figures were still somewhat less than healthy from a historical perspective. July new home sales, however, were abysmal, down 13.4% from the prior month while auto sales soared 14% year-over-year and a decrease in jobless claims pushed the July unemployment rate down to 7.4%. Housing sales rebounded in August and U.S. manufacturing ended the quarter on a strong note with the ISM’s Purchasing Manager’s Index closing out September at 56.2, its fourth straight monthly gain and highest mark since April of 2011.

Consumer confidence, as measured by the Conference Board’s index, which had remained in the 80-81.5 range over the third quarter plunged to 72.4 in October, probably at least in part as a result of the 16-day partial Federal government shutdown and debt ceiling squabbling. On October 9, President Obama nominated Janet Yellen to replace Ben Bernanke at the helm of the Federal Reserve Board in January. Like her predecessor, Ms. Yellen is a proponent of easy monetary policy and seems unlikely to pursue a higher interest rate policy in the near future. New jobs were added at a rate of 204,000 in October and 203,000 the next month pushing the unemployment rate down to 7.0% in November. Inflation, as measured by the Consumer Price Index was muted coming in at 1.2% (annualized) in November. Consumer confidence declined again in November, though only slightly, to 72. The Fed met on December 17 and 18 and announced it would begin to scale back its $85 billion bond buying program by $10 billion per month in January 2014 with further reductions in store if the economy improves and the jobless rate further declines. The announcement underscored the Fed’s conviction the recovery is sustainable and sent major stock indices to new highs at year end while the Consumer Confidence Index rebounded to 78.1 for December.

The yield on the 10-year U.S. Treasury bond began the year at 1.76% and closed 2013 at 3.03%, which is still historically low, especially compared to the S&P 500 Index’s 6.5% estimated 2014 earnings yield. We believe the U.S. equity market offers better value than the bond market and will continue to do so in 2014.

1

CGM REALTY FUND

Portfolio Strategy

The CGM Realty Fund portfolio was concentrated in real estate companies we believed would benefit from economic growth in 2013. We began the year with significant holdings in apartment (residential) and mall (retail) REITs but eliminated the apartment REITs and most mall REITs by the end of June and established significant positions in homebuilding companies and commercial real estate brokers. The Fund held significant positions in hotel (lodging and resorts) and self storage REITs throughout the year. Both property types tend to be economically sensitive with income promptly reflecting current market room and storage rates. The Fund also made several non-real estate investments as permitted by investment policies.

REITs generally underperformed other equity securities in the U.S. during 2013. CGM Realty Fund benefitted from investments in hotels (lodging and resorts REITs) and the appliance industry (home products) but suffered losses in the homebuilders and a health care REIT.

CGM Realty Fund was approximately 43.3% invested in REITs on December 31, 2013, including 28.8% in lodging and resorts REITs, 13.8% in self storage REITs, and 0.7% in retail REITs. The Fund also held substantial equity positions in the housing and building materials, real estate services and home products industries. The Fund’s largest holdings were Whirlpool Corporation (home products) and the REITs RLJ Lodging Trust and DiamondRock Hospitality Company (both lodging and resorts).

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2014

2

Comparisons of the change in value of a $10,000 investment in CGM Realty Fund, the S&P 500 Index, and the FTSE NAREIT Equity REITs Index

(assuming reinvestment of dividends and capital gains)

$40,000
30,000
20,000
10,000
$33,904
$22,452
$20,423
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Average Annual Total Returns through 12/31/13

	1 Year	5 Year	10 Year
CGM Realty Fund	9.9%	16.4%	13.0%
S&P 500 Index	32.4%	17.9%	7.4%
FTSE NAREIT Equity REITs Index	2.5%	16.5%	8.4%

Past performance is no indication of future results and current performance may be higher or lower than the figures shown. Unlike a fund, an index is not managed and does not reflect fees and expenses.

CGM REALTY FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2013

	CGM Realty Fund
10 Years	+	239.1%
5 Years	+	113.8
1 Year	+	9.9
3 Months	+	6.2

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2013

COMMON STOCKS
Real Estate Investment Trusts	Percent of Net Assets
Lodging and Resorts	28.8%
Self Storage	13.8
Retail	0.7
Other Common Stocks
Housing and Building Materials	22.8
Real Estate Services	12.0
Home Products	10.1
Banks - Money Center	5.7
Hotels and Restaurants	5.0

SCHEDULE OF INVESTMENTS as of December 31, 2013

COMMON STOCKS – 98.9% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS – 43.3%	Shares	Value(a)

Lodging and Resorts – 28.8%
Chesapeake Lodging Trust	1,667,900	$ 42,181,191
DiamondRock Hospitality Company	7,050,000	81,427,500
Host Hotels & Resorts, Inc.	2,650,490	51,525,526
RLJ Lodging Trust	3,734,000	90,810,880
Strategic Hotels & Resorts, Inc. (b)	1,001,000	9,459,450
Sunstone Hotel Investors, Inc.	4,705,000	63,047,000
		338,451,547

Retail – 0.7%
General Growth Properties, Inc.	400,000	8,028,000

Self Storage – 13.8%
CubeSmart	2,920,000	46,544,800
Extra Space Storage Inc.	1,538,000	64,795,940
Sovran Self Storage, Inc.	780,800	50,884,736
		162,225,476
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $411,323,994)		508,705,023

See accompanying notes to financial statements.

4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of December 31, 2013 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)

OTHER COMMON STOCKS – 55.6%

Banks - Money Center – 5.7%
Morgan Stanley	2,150,000	$ 67,424,000

Home Products – 10.1%
Whirlpool Corporation	760,000	119,213,600

Hotels and Restaurants – 5.0%
Wyndham Worldwide Corporation	790,000	58,215,100

Housing and Building Materials – 22.8%
D.R. Horton, Inc. (b)	1,900,000	42,408,000
Lennar Corporation	1,870,000	73,977,200
PulteGroup, Inc.	3,750,000	76,387,500
Toll Brothers, Inc. (b)	2,020,000	74,740,000
		267,512,700

Real Estate Services – 12.0%
CBRE Group, Inc. (b)	2,600,000	68,380,000
Jones Lang LaSalle Incorporated	710,000	72,696,900
		141,076,900

TOTAL OTHER COMMON STOCKS (Identified cost $572,051,662)		653,442,300

TOTAL COMMON STOCKS (Identified cost $983,375,656)		1,162,147,323

SHORT-TERM INVESTMENT — 1.7% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2013 at 0.00% to be repurchased at $19,790,000 on 01/02/2014 collateralized by $20,655,000 US Treasury Bond, 3.75% due 11/15/2043 valued at $20,190,263 including interest. (Cost $19,790,000)	$19,790,000	19,790,000

TOTAL INVESTMENTS — 100.6% (Identified cost $1,003,165,656)		1,181,937,323
Cash and receivables		45,648,793
Liabilities		(53,088,133)
TOTAL NET ASSETS — 100.0%		$1,174,497,983

(a)	See Note 2A.
(b)	Non-income producing security.

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

Assets
Investments at value: (Identified cost $1,003,165,656)		$1,181,937,323
Cash		2,368
Receivable for:
Securities sold	$41,760,262
Shares of the Fund sold	488,186
Dividends and interest	3,397,977	45,646,425
Total assets		1,227,586,116
Liabilities
Payable for:
Securities purchased	41,750,005
Shares of the Fund redeemed	2,219,451
Distributions declared	8,067,421	52,036,877
Accrued expenses:
Management fees	777,133
Trustees’ fees	31,678
Accounting, administration and compliance expenses	44,259
Transfer agent fees	103,594
Other expenses	94,592	1,051,256
Total liabilities		53,088,133
Net Assets		$1,174,497,983
Net assets consist of:
Capital paid-in		$1,011,924,966
Accumulated net realized losses on investments		(16,198,650)
Net unrealized appreciation on investments		178,771,667
Net Assets		$1,174,497,983
Shares of beneficial interest outstanding, no par value		38,179,938
Net asset value per share*		$30.76

*   Shares of the Fund are sold and redeemed at net asset value ($1,174,497,983/38,179,938).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2013

Investment Income
Income:
Dividends	$ 21,641,516
Interest	431
21,641,947

Expenses:
Management fees	10,251,641
Trustees’ fees	126,391
Accounting, administration and compliance expenses	531,111
Custodian fees and expenses	164,560
Transfer agent fees	519,620
Audit and tax services	45,925
Legal	121,388
Printing	89,214
Registration fees	36,956
Line of credit commitment fee	21,289
Miscellaneous expenses	8,385
11,916,480
Net investment income	9,725,467

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	129,468,982
Net change in unrealized depreciation on investments	(17,295,024)
Net realized and unrealized gains on investments	112,173,958

Change in Net Assets from Operations	$121,899,425

See accompanying notes to financial statements.

6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2013	2012
From Operations
Net investment income	$ 9,725,467	$ 15,856,369
Net realized gains on investments	129,468,982	178,266,618
Net change in unrealized depreciation on investments	(17,295,024)	(38,011,891)
Change in net assets from operations	121,899,425	156,111,096

From Distributions to Shareholders
Net investment income	(11,401,902)	(14,083,166)
Net long-term realized capital gains on investments	(45,832,972)	–
	(57,234,874)	(14,083,166)

From Capital Share Transactions
Proceeds from sale of shares	43,839,253	131,406,914
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	9,109,026	11,054,587
Distributions from net long-term realized capital gains on investments	38,080,079	–
	91,028,358	142,461,501
Cost of shares redeemed	(398,802,599)	(383,562,783)
Change in net assets derived from capital share transactions	(307,774,241)	(241,101,282)
Total change in net assets	(243,109,690)	(99,073,352)

Net Assets
Beginning of period	1,417,607,673	1,516,681,025
End of period (including undistributed net investment income of
$0 and $1,773,203 at December 31, 2013 and December 31, 2012, respectively)	$1,174,497,983	$1,417,607,673

Number of Shares of the Fund:
Issued from sale of shares	1,424,895	4,525,311
Issued in connection with reinvestment of:
Dividends from net investment income	290,735	376,838
Distributions from net long-term realized capital gains on investments	1,237,974	–
	2,953,604	4,902,149
Redeemed	(13,039,037)	(13,209,084)
Net change	(10,085,433)	(8,306,935)

See accompanying notes to financial statements.

7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2013	2012	2011		2010	2009
For a share of the Fund outstanding
throughout each period:
Net asset value at beginning of period	$ 29.37	$ 26.81	$ 26.79		$ 20.88	$ 16.22
Net investment income (a)	0.23	0.30	0.25		0.22	0.61
Net realized and unrealized gains on
investments and foreign currency transactions	2.68	2.53	0.04	(b)	5.93	4.79
Total from investment operations	2.91	2.83	0.29		6.15	5.40

Dividends from net investment income	(0.28)	(0.27)	(0.27)		(0.24)	(0.62)
Distribution from net long-term realized gains	(1.24)	–	–		–	–
Distribution from tax return of capital	–	–	–		–	(0.12)
Total distributions	(1.52)	(0.27)	(0.27)		(0.24)	(0.74)

Net increase in net asset value	1.39	2.56	0.02		5.91	4.66
Net asset value at end of period	$ 30.76	$ 29.37	$ 26.81		$ 26.79	$ 20.88

Total return (%)	9.9	10.6	1.0		29.5	34.4

Ratios:
Operating expenses to average net assets (%)	0.92	0.89	0.88		0.89	0.93
Net investment income to average net
assets (%)	0.75	1.01	0.91		0.93	3.73
Portfolio turnover (%)	146	101	69		133	170
Net assets at end of period (in thousands) ($)	1,174,498	1,417,608	1,516,681		1,639,504	1,266,193

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of investments in the Fund.

See accompanying notes to financial statements.

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2013

1.      Organization — CGM Realty Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

2.      Significant accounting policies — Management has evaluated the events and transactions from December 31, 2013 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Common Stocks*	$ 1,162,147,323	$ —	$ —

Debt Securities
Repurchase Agreement	—	19,790,000	—
Total	$ 1,162,147,323	$19,790,000	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized
Ordinary	Long-term	Appreciation/
Income	Capital Gains	(Depreciation)
$ —	$ —	$162,573,019

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2013 was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Identified Cost	Appreciation	Depreciation	Appreciation
$1,019,364,304	$173,804,602	$(11,231,583)	$162,573,019

For the year ended December 31, 2013, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss	Capital Loss	Remaining
	Carryovers	Carryovers	Capital Loss	Expires
	Utilized	Expired	Carryovers	December 31,
	$92,377,410	$ —	$ —	2017
Total	$92,377,410	$ —	$ —

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2013 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2013 and 2012 were as follows:

	Ordinary	Long-term	Tax Return
Year	Income	Capital Gains	of Capital	Total
2013	$11,401,902	$45,832,972	—	$57,234,874
2012	$14,083,166	—	—	$14,083,166

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

G.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2013, the Fund had an investment in a repurchase agreement with a gross value of $19,790,000 on the Statement of Assets and Liabilities which was not offset. The value of the related collateral consisting of cash and/or securities of $20,190,263 exceeded the value of the repurchase agreement at December 31, 2013 by $400,263.

H.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.	Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

4.      Purchases and sales of securities — For the period ended December 31, 2013 purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $1,874,440,281 and $2,228,608,945, respectively.

5. Fees and expenses

A.

Management fees — During the period ended December 31, 2013, the Fund incurred management fees of $10,251,641, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $531,111 for the period ended December 31, 2013 are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance and other services to the Fund, including $374,643 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2013, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.      Line of credit — The Fund had a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.105% per annum on the unused portion of the line of credit, payable quarterly through June 11, 2014. There were no borrowings under the line of credit during the period ended December 31, 2013.

7.      Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

14

CGM REALTY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the “Fund”) at December 31, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2014

15

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2013 are available without charge, upon request by calling

800-345-4048.The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds website, www.cgmfunds.com, and the SEC’s website,
www.sec.gov or by calling 800-345-4048.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2013

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund’s distributions to shareholders included $0 from short-term capital gains.

For taxable non-corporate shareholders, 39.7% of the 2013 ordinary dividend is considered qualified dividend income that may be eligible for reduced capital gains rates.

For corporate shareholders, 38.4% of the 2013 ordinary dividend qualifies for the dividends-received deduction.

16

CGM REALTY FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2013 to December 31, 2013.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/13	12/31/13	07/01/13 – 12/31/13
Actual	$1,000.00	$1,087.90	$4.87
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.54	$4.72

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

17

CGM REALTY FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s relationship with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 73		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM;	3
age 81		Non-voting Owner, Kenbob, Inc.
		(general partner of CGM)

Leslie A. Lake*	Trustee since 2013	Employee – Office Administrator, CGM;	3
age 68		Vice President and Secretary of the Fund
		(since 1992)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 73		Secrest & Emery LLP (law firm); formerly
		Executive Vice President and Chief
		Operating Officer, The Glenmede Trust
		Company (from 1990 to 1993); formerly
		Senior Vice President, J.P. Morgan Chase
		Bank (from 1981 to 1990); formerly Trustee, TT
		International U.S.A. Master and Feeder
		Trusts (four mutual funds) from 2000 to 2005

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 64		LLC (since 2003); formerly Vice President
		and Chief Operating Officer, Fixed Income
		Management, Loomis, Sayles & Company, L.P.
		(from 1999 to 2002); formerly Director, Loomis,
		Sayles & Company, L.P. (from 1999 to 2002)

18

CGM REALTY FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief Investment	3
age 65		Officer (since 2008), Director (since 2006),
		Managing Partner (2006 to 2008), Stratton
		Management Company (investment
		management); formerly Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 67

Officers
G. Kenneth Heebner*	Vice President since	Co-founder and Employee, CGM;	3
age 73	1990	Controlling owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since 1990	Co-founder and Employee, CGM;	3
age 81		Non-voting owner, Kenbob, Inc.
		(general partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 44	Officer since 2004
address:
38 Newbury Street 8th floor
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President since	Employee – Investor Services Division,	3
age 53	1992 and Anti-	CGM
address:	Money Laundering
38 Newbury Street 8th floor	Compliance Officer
Boston, Massachusetts	since 2002
02116

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 50	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 68	Secretary since 1992

Martha I. Maguire*	Vice President since	Employee – Funds Marketing, CGM	3
age 58	1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 34	President since 2011

Tony Figueiredo*	Vice President since	Employee – Investor Services Division, CGM	3
age 53	2013
address:
38 Newbury Street 8th floor
Boston, Massachusetts
02116

Kevin Ure*	Vice President since	Employee – Accounts Admin,	3
age 42	2013	Operations, CGM

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the

Fund and is not authorized for distribution to current or

prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR13

Printed in U.S.A.

CGM

Focus Fund

17th Annual Report

December 31, 2013

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund increased 10.7% during the fourth quarter of 2013 compared to the Standard and Poor’s 500 Index which grew 10.5% over the same period. For the twelve months ended December 31, 2013, CGM Focus Fund grew 37.6% while the S&P 500 Index returned 32.4%.

The Year in Review and Economic Outlook

The economy continued to gain traction in 2013 though the recovery was choppy, uneven, and from time to time, seemed almost to stall. The housing market rebounded in many parts of the country and unemployment numbers declined, lifting consumer confidence and, as the year drew to a close, reassuring the Federal Reserve Board and also the equity markets, which closed the year in record territory.

The new year 2013 dawned with Congressional action in January raising taxes for some, but preserving the “Bush tax cuts” for those earning less than $400,000 annually. The higher tax rate for wealthier Americans went largely unnoticed as single family housing starts and sales of existing homes took off in the first two months of the year and more than a quarter of a million new jobs were added to the economy in February lowering the unemployment rate to 7.7%. The consumer, however, was not impressed: the Conference Board’s Consumer Confidence Index dropped from 65.1 in December of 2012 to 58.6 in January 2013 with a bounce back to 69.6 in February and a drop again to 59.7 in March. Restoration of the payroll tax in January and the advent of “sequestration” cuts in Federal government spending in March may well have influenced sentiment.

The second quarter of the year opened on a down note with the release of disappointing March employment numbers and the Institute of Supply Management’s (ISM) nonmanufacturing index which fell to 54.4 in March, a seven month low. The jobs report, however, was better in April reducing the unemployment rate to 7.5% and the May jobs report was stronger still. The consumer took note and the Conference Board’s Consumer Confidence Index jumped to 69 in April, to 74.3 in May and up again to 81.4 in June. The Fed was harder to convince and held fast to its “quantitative easing” bond buying policy. Nonetheless, longer term interest rates began to move in May with the yield on the 10-year Treasury bond rising from 1.63% in early May to 2.13% at the end of the month. In mid-June, the Fed intimated that it might “taper” bond purchases should the recovery remain on track and the yield on the 10-year Treasury bond jumped to 2.61% on June 25, an increase of nearly one full percent in just one month.

Strong new home sales in June were reported early in the third quarter, up 6.8% from July of 2012, although these sales figures were still somewhat less than healthy from a historical perspective. July new home sales, however, were abysmal, down 13.4% from the prior month while auto sales soared 14% year-over-year and a decrease in jobless claims pushed the July unemployment rate down to 7.4%. Housing sales rebounded in August and U.S. manufacturing ended the quarter on a strong note with the ISM’s Purchasing Manager’s Index closing out September at 56.2, its fourth straight monthly gain and highest mark since April of 2011.

Consumer confidence, as measured by the Conference Board’s index, which had remained in the 80-81.5 range over the third quarter plunged to 72.4 in October, probably at least in part as a result of the 16-day partial Federal government shutdown and debt ceiling squabbling. On October 9, President Obama nominated Janet Yellen to replace Ben Bernanke at the helm of the Federal Reserve Board in January. Like her predecessor, Ms. Yellen is a proponent of easy monetary policy and seems unlikely to pursue a higher interest rate policy in the near future. New jobs were added at a rate of 204,000 in October and 203,000 the next month pushing the unemployment rate down to 7.0% in November. Inflation, as measured by the Consumer Price Index was muted coming in at 1.2% (annualized) in November. Consumer confidence declined again in November, though only slightly, to 72. The Fed met on December 17 and 18 and announced it would begin to scale back its $85 billion bond buying program by $10 billion per month in January 2014 with further reductions in store if the economy improves and the jobless rate further declines. The announcement underscored the Fed’s conviction the recovery is sustainable and sent major stock indices to new highs at year end while the Consumer Confidence Index rebounded to 78.1 for December.

The yield on the 10-year U.S. Treasury bond began the year at 1.76% and closed 2013 at 3.03%, which is still historically low, especially compared to the S&P 500 Index’s 6.5% estimated 2014 earnings yield. We believe the U.S. equity market offers better value than the bond market and will continue to do so in 2014.

CGM FOCUS FUND

Portfolio Strategy

CGM Focus Fund was positioned in a way designed to benefit from growth in the United States economy during 2013. Money center banks and homebuilding companies were the Fund’s biggest industry concentrations. The Fund also owned economically sensitive stocks we believed to have favorable prospects. The banking stocks were major contributors to the Fund’s performance as were other positions in the appliance (home products), containerboard (packaging) and airline industries.

The homebuilding stocks held by the Fund were significant underperformers during the year. Despite strong earnings growth, price appreciation in the homebuilding companies we owned was hampered by several factors, including investor fears of the negative impact of rising interest rates as well as affordability concerns in the face of increasing home prices.

Investments in the nutritional supplement (health care services) and aerospace business also adversely affected the Fund’s performance.

CGM Focus Fund maintained a significant short position in long-term U.S. Treasury bonds throughout the year which bolstered Fund performance as the bonds decreased in value.

On December 31, 2013, CGM Focus Fund held important industry positions in, homebuilders (housing and building materials) money center banks and electronic components. The Fund’s three largest long holdings were Morgan Stanley (money center bank), Lennar Corporation (housing and building materials) and Nu Skin Enterprises, Inc. (consumer products). At the end of 2013, approximately 25.4% of the CGM Focus Fund portfolio was invested in U.S. Treasury bonds sold short.

Robert L. Kemp
President

G. Kenneth Heebner
Portfolio Manager

January 2, 2014

CGM FOCUS FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing CGM, Mr. Heebner managed mutual funds at Loomis, Sayles & Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund as well as other funds.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended

December 31, 2013

CGM Focus Fund
10 Years	+ 125.7%
5 Years	+ 49.7
1 Year	+ 37.6
3 Months	+ 10.7

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2013

COMMON STOCKS

Industry	Percent of Net Assets
Housing and Building Materials	19.9%
Banks – Money Center	13.3
Electronic Components	9.1
Peripherals	8.4
Leisure	8.1
Business Services	6.3
Consumer Products	6.1
Home Products	5.4
Textile and Apparel	5.3
Auto and Related	5.0
Services	3.5
Airlines	3.0
Retail	2.6
Vehicle Assembly	1.2
BONDS SOLD SHORT
United States Treasury Bonds	(25.4)
COMMON STOCK SOLD SHORT
Electronic and Communication Equipment	(3.4)

SCHEDULE OF INVESTMENTS as of December 31, 2013

COMMON STOCKS – 97.2% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines – 3.0%
United Continental Holdings, Inc. (b)	1,320,000	$ 49,935,600

Auto and Related – 5.0%
Delphi Automotive PLC	1,360,000	81,776,800

Banks - Money Center – 13.3%
Morgan Stanley (c)	6,950,000	217,952,000

Business Services – 6.3%
AerCap Holdings N.V. (b)	1,590,000	60,976,500
IntercontinentalExchange Group, Inc.	185,000	41,610,200
		102,586,700

Consumer Products – 6.1%
Nu Skin Enterprises, Inc.	723,800	100,043,636

Electronic Components – 9.1%
Micron Technology, Inc. (b)	3,040,000	66,150,400
NXP Semiconductors N.V. (b)	1,805,000	82,903,650
		149,054,050

Home Products – 5.4%
Whirlpool Corporation (c)	570,000	89,410,200

Housing and Building Materials – 19.9%
D.R. Horton, Inc. (b)(c)	4,320,000	96,422,400
Lennar Corporation (c)	3,400,000	134,504,000
Toll Brothers, Inc. (b)	2,610,000	96,570,000
		327,496,400

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of December 31, 2013 (continued)

COMMON STOCKS (continued)

	Shares	Value(a)

Leisure – 8.1%
Las Vegas Sands Corp.	550,000	$ 43,378,500
Polaris Industries Inc.	618,000	90,005,520
		133,384,020

Peripherals – 8.4%
Seagate Technology Public Limited Company	920,000	51,667,200
Western Digital Corporation	1,030,000	86,417,000
		138,084,200

Retail – 2.6%
Tiffany & Co.	460,000	42,678,800

Services – 3.5%
Ameriprise Financial, Inc.	500,000	57,525,000

Textile and Apparel – 5.3%
V.F. Corporation	1,400,000	87,276,000

Vehicle Assembly – 1.2%
Tesla Motors, Inc. (b)	130,000	19,549,400

TOTAL COMMON STOCKS (Identified cost $1,375,124,475)		1,596,752,806

SHORT-TERM INVESTMENT – 0.5% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/31/2013 at 0.00% to be repurchased at $8,005,000 on 01/02/2014 collateralized by $8,355,000 US Treasury Bond, 3.75% due
11/15/2043 valued at $8,167,013 including interest. (Cost $8,005,000)	$ 8,005,000	8,005,000
TOTAL INVESTMENTS — 97.7% (Identified cost $1,383,129,475)		1,604,757,806
Cash and receivables		565,137,960
Liabilities		(527,763,158)
TOTAL NET ASSETS — 100.0%		$1,642,132,608

SECURITIES SOLD SHORT – 28.8% OF TOTAL NET ASSETS

BONDS – 25.4% OF TOTAL NET ASSETS United States Treasury – 25.4%	Face Amount	Value(a)
United States Treasury Bonds, 2.750%, 08/15/2042	$270,000,000	$ 214,101,630
United States Treasury Bonds, 3.125%, 02/15/2042	100,000,000	86,281,200
United States Treasury Bonds, 3.125%, 02/15/2043	80,000,000	68,537,520
United States Treasury Bonds, 3.750%, 11/15/2043	50,000,000	48,343,750
TOTAL BONDS (Proceeds $483,180,968)		417,264,100

COMMON STOCK – 3.4% OF TOTAL NET ASSETS
Electronic and Communication Equipment	Shares
Apple Inc.	100,000	56,111,000
TOTAL COMMON STOCKS (Proceeds $51,786,939)		56,111,000

TOTAL SECURITIES SOLD SHORT — 28.8% (Proceeds $534,967,907)		$ 473,375,100

(a)	See note 2A.
(b)	Non-income producing security.
(c)	A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

Assets
Investments at value (Identified cost $1,383,129,475)		$ 1,604,757,806
Cash		4,052
Deposits with brokers for short sales		513,667,986
Receivable for:
Securities sold	$50,775,397
Shares of the Fund sold	306,725
Dividends and interest	383,800	51,465,922
Total assets		2,169,895,766
Liabilities
Securities sold short at current market value (Proceeds $534,967,907)		473,375,100
Payable for:
Securities purchased	46,032,691
Shares of the Fund redeemed	1,529,932
Interest payable	5,177,182	52,739,805
Accrued expenses:
Management fees	1,282,114
Trustees’ fees	32,095
Accounting, administration and compliance expenses	44,880
Transfer agent fees	164,795
Other expenses	124,369	1,648,253
Total liabilities		527,763,158
Net Assets		$1,642,132,608
Net assets consist of:
Capital paid-in		$4,036,777,070
Accumulated net realized losses on investments		(2,677,865,600)
Net unrealized appreciation on investments:
Long positions		221,628,331
Short positions		61,592,807
Net Assets		$1,642,132,608
Shares of beneficial interest outstanding, no par value		40,734,488
Net asset value per share*		$40.31

*   Shares of the Fund are sold and redeemed at net asset value ($1,642,132,608 ÷ 40,734,488).

STATEMENT OF OPERATIONS

Twelve Months Ended December 31, 2013

Investment Income
Income:
Dividends (net of withholding tax of $79,680)	$ 13,336,108
Interest	629
13,336,737
Expenses:
Management fees	14,684,026
Trustees’ fees	128,059
Accounting, administration and compliance expenses	538,557
Custodian fees and expenses	203,511
Transfer agent fees	914,861
Audit and tax services	45,925
Legal	138,577
Printing	151,956
Registration fees	36,402
Line of credit commitment fee	44,611
Dividends on short sales	459,000
Interest expense on short sales	13,547,334
Miscellaneous expenses	10,514
30,903,333
Net investment loss	(17,566,596)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains (losses) on investments:
Long transactions	346,001,668
Short transactions	(7,362,251)
338,639,417
Net change in unrealized appreciation on investments:
Long transactions	100,656,454
Short transactions	70,482,788
171,139,242

Net realized and unrealized gains on investments	509,778,659
Change in Net Assets from Operations	$ 492,212,063

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2013	2012
From Operations
Net investment loss	$ (17,566,596)	$ (6,001,338)
Net realized gains on investments and foreign currency transactions	338,639,417	92,028,607
Net change in unrealized appreciation on investments	171,139,242	131,289,317
Change in net assets from operations	492,212,063	217,316,586

From Capital Share Transactions
Proceeds from sale of shares	70,168,380	72,771,230
Cost of shares redeemed	(361,844,106)	(566,991,427)
Change in net assets derived from capital share transactions	(291,675,726)	(494,220,197)
Total change in net assets	200,536,337	(276,903,611)

Net Assets
Beginning of period	1,441,596,271	1,718,499,882
End of period	$1,642,132,608	$1,441,596,271

Number of Shares of the Fund:
Issued from sale of shares	2,023,667	2,642,366
Redeemed	(10,491,167)	(20,430,407)
Net change	(8,467,500)	(17,788,041)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2013		2012	2011	2010	2009

For a share of the Fund outstanding
throughout each period:
Net asset value at beginning of period	$ 29.30		$ 25.65	$ 34.80	$ 29.75	$ 26.96
Net investment loss (a)(b)	(0.40)		(0.10)	(0.05)	(0.11)	(0.03)
Net realized and unrealized gains (losses) on
investments and foreign currency transactions	11.41		3.75	(9.10)	5.16	2.85
Total from investment operations	11.01		3.65	(9.15)	5.05	2.82

Dividends from net investment income	—		—	—	—	(0.03)

Net increase (decrease) in net asset value	11.01		3.65	(9.15)	5.05	2.79
Net asset value at end of period	$ 40.31		$ 29.30	$ 25.65	$ 34.80	$ 29.75

Total return (%)	37.6		14.2	(26.3)	17.0	10.5

Ratios:
Operating expenses to average net assets (%)	1.09		1.10	1.05	1.03	1.02
Dividends and interest on short positions to
average net assets (%)	0.91		0.24	—	—	0.21
Total expenses to average net assets (%)	2.00		1.34	1.05	1.03	1.23

Net investment loss to average net
assets (%)	(1.13)		(0.37)	(0.15)	(0.36)	(0.10)
Portfolio turnover (%)	291	(c)	360	496	363	464
Net assets at end of period (in thousands) ($)	1,642,133		1,441,596	1,718,500	3,262,455	3,640,297

(a)	Net investment income (loss) per share excluding all related short sale income and expenses ($)	(0.08)	(0.04)	(0.05)	(0.11)	0.03
(b)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(c)	Includes short sale bond transactions.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2013

1.       Organization — CGM Focus Fund (the “Fund”) is a non-diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.

2.       Significant accounting policies — Management has evaluated the events and transactions from December 31, 2013 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Classification	Quoted Prices	Inputs	Inputs
Common Stocks*	$1,596,752,806	$ —	$ —
Debt Securities
Repurchase Agreement	—	8,005,000	—
Total	$1,596,752,806	$ 8,005,000	$ —

Shorts:
Common Stocks*	$ 56,111,000	$ —
Debt Securities
United States Treasury	—	417,264,100	$ —
Total	$ 56,111,000	$417,264,100	$ —

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Net Unrealized
Ordinary	Long-term	Appreciation/
Income	Capital Gains	(Depreciation)
$ —	$ —	$219,093,198

The identified cost of investments in securities held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2013 was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Identified Cost	Appreciation	Depreciation	Appreciation
$1,385,664,608	$224,109,220	$(5,016,022)	$219,093,198

For the year ended December 31, 2013, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss	Capital Loss	Remaining
	Carryovers	Carryovers	Capital Loss	Expires
	Utilized	Expired	Carryovers	December 31,
	$340,915,146	$ —	$1,098,541,090	2016
	—	—	1,572,159,776	2017
Total	$340,915,146	$ —	$2,670,700,866

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2013 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses and dividends on short positions which were held less than forty-five days. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at December 31, 2013 was $286,243,500 and the value of cash held in a segregated account, a portion of which may have been restricted at December 31, 2013, was $513,667,986.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

H.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At December 31, 2013, the Fund had an investment in a repurchase agreement with a gross value of $8,005,000 on the Statement of Assets and Liabilities which was not offset. The value of the related collateral consisting of cash and/or securities of $8,167,013 exceeded the value of the repurchase agreement at December 31, 2013 by $162,013.

I.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.	Risks and uncertainties

A.

Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

4.       Purchases and sales of securities — For the period ended December 31, 2013, purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $5,508,130,766 and $5,802,522,412, respectively. Short sales and buys to cover for equities for the year ended December 31, 2013 were $195,481,880 and $151,057,192, respectively. Short sales and buys to cover for U.S. treasury bonds for the year ended December 31, 2013 were $193,956,250 and $0, respectively.

5. Fees and expenses

A.

Management fees — During the period ended December 31, 2013, the Fund incurred management fees of $14,684,026, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund’s average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund’s average daily net assets.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $538,557, for the period ended December 31, 2013, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $379,441 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2013, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.       Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.11% per annum on the unused portion of the line of credit, payable quarterly, through October 10, 2014. There were no borrowings under the line of credit during the period ended December 31, 2013.

7.       Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

CGM FOCUS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the “Fund”) at December 31, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2014

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2013 are available without charge, upon request by calling
800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds website, www.cgmfunds.com, and the SEC’s website,
www.sec.gov or by calling 800-345-4048.

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2013

(unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of the differences between tax and financial reporting requirements.

The Fund did not make any distributions in 2013.

CGM FOCUS FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2013 to December 31, 2013.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	07/01/13	12/31/13	07/01/13 – 12/31/13
Actual	$1,000.00	$1,193.00	$11.56
Hypothetical
(5% return before expenses)	$1,000.00	$1,014.67	$10.62

*

Expenses are equal to the Fund’s annualized expense ratio of 2.09%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CGM FOCUS FUND

TRUSTEES AND OFFICERS

The Fund is supervised by the Board of Trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s relationship with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he or she earlier dies, resigns or is removed, or if sooner, until the election and qualification of his or her successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling 800-345-4048.

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 73		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM;	3
age 81		Non-voting Owner, Kenbob, Inc.
		(general partner of CGM)

Leslie A. Lake*	Trustee since 2013	Employee – Office Administrator, CGM;	3
age 68		Vice President and Secretary of the Fund
		(since 1992)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 73		Secrest & Emery LLP (law firm); formerly
		Executive Vice President and Chief
		Operating Officer, The Glenmede Trust
		Company (from 1990 to 1993); formerly
		Senior Vice President, J.P. Morgan Chase
		Bank (from 1981 to 1990); formerly Trustee, TT
		International U.S.A. Master and Feeder
		Trusts (four mutual funds) from 2000 to 2005

Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 64		LLC (since 2003); formerly Vice President
		and Chief Operating Officer, Fixed Income
		Management, Loomis, Sayles & Company, L.P.
		(from 1999 to 2002); formerly Director, Loomis,
		Sayles & Company, L.P. (from 1999 to 2002)

CGM FOCUS FUND

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen

James Van Dyke Quereau, Jr.	Trustee since 1993	Senior Vice President and Chief Investment	3
age 65		Officer (since 2008), Director (since 2006),
		Managing Partner (2006 to 2008), Stratton
		Management Company (investment
		management); formerly Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 67

Officers
G. Kenneth Heebner*	Vice President since	Co-founder and Employee, CGM;	3
age 73	1990	Controlling owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	President since 1990	Co-founder and Employee, CGM;	3
age 81		Non-voting owner, Kenbob, Inc.
		(general partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 44	Officer since 2004
address:
38 Newbury Street 8th floor
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President since	Employee – Investor Services Division, CGM	3
age 53	1992 and Anti-
address:	Money Laundering
38 Newbury Street 8th floor	Compliance Officer
Boston, Massachusetts	since 2002
02116

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 50	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 68	Secretary since 1992

Martha I. Maguire*	Vice President since	Employee – Funds Marketing, CGM	3
age 58	1994

Nicole M. Fembleaux*	Assistant Vice	Employee – Operations, CGM	3
age 34	President since 2011

Tony Figueiredo*	Vice President	Employee – Investor Services Division, CGM	3
age 53	since 2013
address:
38 Newbury Street 8th floor
Boston, Massachusetts
02116

Kevin Ure*	Vice President since	Employee – Accounts Admin,	3
age 42	2013	Operations, CGM

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the

Fund and is not authorized for distribution to current or

prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR13

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2013. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2013.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2012 - $115,875 and 2013 - $119,355.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust’s financial statements and are not reported under paragraph (a) of this Item are the following: 2012 - $0 and 2013 - $0.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2012 - $16,380 and 2013 - $17,100. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2012 - $0 and 2013 - $0.

(e)(1)

The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership (“CGM”), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust. The Trustees Committee generally reviews each necessary pre-approval on a case by case basis. However, the Trustees Committee has authorized the President or Treasurer of the CGM Trust, on behalf of its series (the “Funds”) to incur additional fees totaling in the aggregate not more than $7,500 for services relating to the audit of the Funds for the fiscal year ended December 31, 2013, the close-out of the 2013 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

    (2)

0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

The aggregate non-audit fees billed by CGM Trust’s accountant for services rendered to (i) CGM Trust, (ii) CGM, and (iii) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2012 - $16,380 and 2013 – $17,100.

(h)

There were no non-audit services that were rendered to the CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2013, as set forth in
Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX99_CODE.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not Applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: February 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: February 18, 2014

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: February 18, 2014